Basis of preparation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of preparation
2.	Basis of preparation
2.1. Statement of compliance and authorization of financial statements
These consolidated financial statements have been prepared and are being presented in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements have been prepared under the historical cost convention, except when otherwise indicated. The significant accounting policies used in the preparation of these financial statements are set out in their respective explanatory notes.
The preparation of the financial statements requires the use of estimates and assumptions which may affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. Although our management periodically reviews these assumptions and judgments, the actual results could differ from these estimates. For further information on accounting estimates, see note 4.
As presented in note 30.2, with the additional sale of the Company’s interest in the subsidiary Petrobras Distribuidora (BR), carried out through a secondary public offering
(follow-on),
in July 2019, all requirements were met to classify this investment as a discontinued operation, in accordance with IFRS
5—Non-current
Assets Held for Sale and Discontinued Operations, since it represented a separate major line of business. Thus, the consolidated statements of income and cash flows present net income, operating, investing and financing cash flows relating to this investment in separate line items, as a net result of discontinued operations. Additionally, the consolidated statements of income and cash flows for the years ended December 31, 2018 and 2017 were adjusted in a similar manner.

The annual consolidated financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on February 19, 2020.
2.2. Functional and presentation currency
The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of the Petrobras direct subsidiaries that operate outside Brazil is the U.S. dollar.
Petrobras has selected the U.S. dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian real) into the presentation currency (U.S. dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

Brazilian Real x U.S. Dollar	Dec 19	Sep 19	Jun 19	Mar 19	Dec 18	Sep 18	Jun 18	Mar 18	Dec 17	Sep 17	Jun 17	Mar 17
Quarterly average exchange rate	4.12	3.97	3.92	3.77	3.81	3.95	3.61	3.24	3.25	3.16	3.22	3.15
Period-end exchange rate	4.03	4.16	3.83	3.90	3.87	4.00	3.86	3.32	3.31	3.17	3.31	3.17
2.3. Initial adoption of new accounting standards
At January 1, 2019, the Company adopted IFRS 16 – Leases. A number of other new standards are also effective from January 1, 2019 but they do not have material effect on the Company´s financial statements.
2.3.1. IFRS 16 – Leases
Among the changes arising from IFRS 16, this standard eliminated the classification of leases as either operating or finance leases for lessees, providing for a single lessee accounting model in which all leases result in the recognition of a right-of-use
asset and a lease liability. For more information regarding the effects of the adoption of IFRS 16, see notes 10, 21 and 31.
Following the adoption of IFRS 16, lease payments under operating leases are not charged to operating results on accrual basis. Instead, depreciation of the right to use a leased asset, as well as the finance expenses and foreign exchange gains or losses over the lease liability, affect the results.
In the statement of cash flows, the lease payments previously presented within Cash flows from operating and investing activities are presented from 2019 onwards as Cash flows from financing activities (US$ 5,207 in 2019), comprising the settlement of lease liabilities. However, such change does not affect the Company’s cash and cash equivalents balance.
According to the transition provisions set forth in IFRS 16, the Company applied this standard retrospectively with the cumulative effect of its initial application recognized at January 1, 2019, without restatement of prior period information, and the following practical expedients were chosen:

a)	Application of this standard to contracts that were previously identified as leases (note 18.2 to the Company’s audited financial statements ended December 31, 2018);

b)
Lease liabilities measured at the present value of the remaining lease payments, net of applicable recoverable taxes, discounted by the lessee’s incremental borrowing rate at the date of initial application;

c)
Recognition of
right-of-use
assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application, excluding initial direct costs.

The Company applies the short-term lease exemption and recognizes payments associated with such leases as expenses over the term of the arrangements.

At January 1, 2019, the Company accounted for
right-of-use
assets and lease liabilities at the same amount (US$ 26,575) and, as a result, the impacts arising from the initial application of this standard did not affect equity. The right-of-use
assets are presented as Property, Plant and Equipment (PP&E), and the lease liabilities are presented as a separate line item in the statement of financial position.

Right-of-use by underlying asset at January 1, 2019
Oil and gas producing units	12,925
Vessels	11,996
Lands and buildings	1,011
Others	643

Total	26,575

The incremental borrowing rate at the date of initial application was 6.06%.
Reconciliation between operating lease commitments disclosed as of December 31, 2018 and lease liabilities recognized at the date of initial application is presented below:

Commitment to operating lease as of December 31, 2018	95,379

Commitments for which lease terms have not commenced	(54,825)
Discount	(9,980)
Short-term leases and others	(3,999)

Initial application	26,575

Finance lease (IAS 17) recognized at December 31, 2018	185

Lease liability at January 1, 2019	26,760

The changes arising from the adoption of IFRS 16 did not impact the Company’s business practice and there was no need to renegotiate covenant clauses in finance debts.
2.4. Order of presentation of the explanatory notes
As recommended in the Conceptual Framework for Financial Reporting, the expectations of users of financial statements regarding the Company’s returns depend on their assessment of the amount, timing and uncertainty of (the prospects for) future net cash inflows to the entity and on their assessment of management’s stewardships of the entity’s economic resources.
Thus, we promoted a change in the order of the explanatory notes in order to align the Company’s financial statements with the users’ view, in addition to emphasizing the importance of the Company’s Strategic Management.
Thus, after the explanatory notes presenting the Company and its operations, and those related to the conceptual structure applied in the preparation of the financial statements, it begins with the explanatory note on Capital Management, followed by the other notes, following primarily the groupings of cash flow statement activities.